TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade Payables
Schedule of trade payable

	2022	2021

Trade payables	165.8	209.2
Related parties (Note 31)	343.6	407.9
Non-current	509.4	617.1

Trade payables	23,498.1	23,867.2
Related parties (Note 31)	830.4	1,210.7
Current	24,328.5	25,077.9

Total	24,837.9	25,695.0